Investment properties, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment properties, net [Line Items]
Investment properties, net	₩ 615,235	₩ 488,610	₩ 474,820
Acquisition cost
Investment properties, net [Line Items]
Investment properties, net	767,118	605,773
Accumulated depreciation
Investment properties, net [Line Items]
Investment properties, net	₩ (151,883)	₩ (117,163)